Proportionate share of income (loss) from PR Asset Portfolio 2013-1 International, LLC minority interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Income Loss From Equity Method Investments	$ 42,873	$ 73,478	$ 33,769
PR Asset Portfolio 2013-1 International, LLC [Member]
Related Party Transaction [Line Items]
Income Loss From Equity Method Investments	$ (1,979)